S000010780 [Member] Investment Objectives and Goals - Columbia California Intermediate Municipal Bond Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Columbia California Intermediate Municipal Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and California individual income tax, consistent with moderate fluctuation of principal.